ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

5.   ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable, net, consists of the following:

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Accounts receivable	1,059,129	1,287,232	184,900
Notes receivable	12,820	28,003	4,022
Allowance for doubtful accounts	(25,105)	(86,152)	(12,375)
Accounts and notes receivable, net	1,046,844	1,229,083	176,547

The movements in the allowance for doubtful accounts were as follows:

	As at December 31
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Balance at beginning of the year	(6,708)	(5,794)	(25,105)	(3,606)
Additions	(18,958)	(60,183)	(105,984)	(15,224)
Write-offs	19,872	40,872	44,937	6,455
Balance at end of the year	(5,794)	(25,105)	(86,152)	(12,375)